Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), for interim financial information and with the instructions to Form 10-Q and Article 10 of Securities and Exchange Commission (“SEC”), Regulation S-X. In the opinion of management, the information herein reflects all adjustments, consisting only of normal recurring adjustments except as otherwise noted, considered necessary for a fair statement of results of operations, financial position and cash flows. The condensed consolidated financial statements include the results of Castlight and its wholly owned U.S. subsidiary. The results for the interim periods presented are not necessarily indicative of the results expected for any future period.
The condensed consolidated balance sheet as of December 31, 2015 included herein was derived from the audited financial statements as of that date. The following information should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015. There have been no changes to the Company’s significant accounting policies described in the Company’s Annual Report on Form 10-K that have had a material impact on its condensed consolidated financial statements and related notes.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires the Company to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates include, but are not limited to, the determination of the relative selling prices for the Company’s products and services, certain assumptions used in the valuation of the Company’s equity awards, annual bonus attainment and the capitalization and estimated useful life of internal-use software development costs. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial position and results of operations.
Recently Issued and Adopted Accounting Pronouncements
Classification of Certain Cash Receipts and Cash Payments
In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-1, “Classification of Certain Cash Receipts and Cash Payments.” The guidance clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows and how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. This guidance will be effective for the Company beginning January 1, 2018 and earlier adoption is permitted in any interim period. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, the Company does not intend to adopt the standard early.
Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments.” The guidance changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking expected loss model that generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to what they do today, except that the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. This guidance will be effective for the Company beginning January 1, 2020 and earlier adoption is permitted beginning 2019. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, the Company does not intend to adopt the standard early.
Stock-based Compensation
In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation: Improvements to Employee Share-Based Payment.” The guidance will change how companies account for certain aspects of share-based payments to employees. The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted in any interim or annual period. Accordingly, the standard is effective for the Company beginning January 1, 2017, and the Company has elected not to early adopt. Based on the Company’s evaluation, the standard will not have a material impact on its consolidated financial statements.
Leases
In February 2016, the FASB issued ASU 2016-02, “Leases.” The guidance will require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The guidance will be effective for the Company beginning January 1, 2019 and early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, the Company does not intend to adopt the standard early.
Financial Instruments
In January 2016, the FASB issued ASU 2016-1, “Financial Instruments.” The guidance provides a new measurement alternative for equity investments that don’t have readily determinable fair values and don’t qualify for the net asset value practical expedient. Under this alternative, these investments can be measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment if the same issuer. This guidance will be effective for the Company beginning January 1, 2018 and earlier adoption is not permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption at this point in time.
Cloud Computing Arrangements
In April 2015, the FASB issued ASU 2015-05, “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” The guidance is intended to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement, primarily to determine whether the arrangement includes a sale or license of software. The Company adopted this guidance on January 1, 2016 and it does not impact the Company’s financial statements.
Revenue Recognition
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers.” The guidance provides principles for recognizing revenue for the transfer of promised goods or services to customers with the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB deferred the effective date of the standard for all entities by one year. The standard will become effective for the annual reporting period (including interim reporting periods) beginning after December 15, 2017, and early adoption is permitted as of annual reporting periods (including interim periods) beginning after December 15, 2016. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, the Company does not intend to adopt the standard early.

Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP). In the opinion of management, the information herein reflects all adjustments, consisting only of normal recurring adjustments, except as otherwise noted, considered necessary for a fair statement of results of operations, financial position and cash flows. The consolidated financial statements include the results of Castlight and its wholly owned U.S. subsidiary.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires us to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates include, but are not limited to, the determination of the relative selling prices for our services, certain assumptions used in the valuation of our equity awards, and the capitalization and estimated useful life of internal-use software development costs. Actual results could differ from those estimates, and such differences could be material to our consolidated financial position and results of operations.
Segment Information
Our chief operating decision maker, our CEO, reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating our financial performance. Accordingly, we have determined that we operate in a single reportable segment, cloud-based products.
Revenue Recognition
We derive our revenue from sales of cloud-based subscription service and professional services contracts. We sell subscriptions to our cloud-based subscription service through contracts that are generally three years in length.
Our cloud-based subscription service contracts do not provide customers with the right to take possession of the software supporting the cloud-based service and, as a result, are accounted for as service contracts.
We commence revenue recognition for our cloud-based subscription service and professional services when all of the following criteria are met:

•	there is persuasive evidence of an arrangement;

•	the service has been provided to the customer;

•	collection of the fees is reasonably assured; and

•	the amount of fees to be paid by the customer is fixed or determinable.
Our subscription and professional service arrangements do not contain refund provisions for fees earned related to services performed. We do, however, have commitments under service-level agreements, as discussed under “Warranties and Indemnification” below.
Subscription Revenue. Subscription revenue recognition commences on the date that our cloud-based service is made available to the customer, which is considered the launch date, provided all of the other criteria described above are met. Revenue is recognized based on the terms in our customer contracts, which can provide for (a) a variable periodic fee based upon the actual or contractual number of users that is recognized to revenue based on the actual or contractual number of users or (b) a fixed fee that is recognized to revenue on a straight-line basis over the contractual term of the arrangement.
Some of our cloud-based subscription arrangements include performance incentives that are generally based upon employee engagement. Fees for performance incentives are considered contingent revenue, and are recognized over the remaining term of the related subscription arrangement commencing at the time they are earned.
Professional Services Revenue. Professional services revenue is comprised of implementation services and communication services related to our cloud-based subscription service, as well as follow-on professional services to assist our customers in further adopting our cloud-based subscription service. Nearly all of our professional services are sold on a fixed-fee basis. We do not have standalone value for our implementation services. Accordingly, we recognize implementation services revenue in the same manner as the associated cloud-based subscription service, beginning on the launch date, provided all other criteria described above have been met. For follow-on professional services that are sold separately from the cloud-based subscription service, we recognize revenue as the services are delivered. Communication services have standalone value and the associated revenue is recognized over the contractual term, generally one year, commencing when the revenue recognition criteria have been met.
Multiple Deliverable Arrangements. To date, we have generated substantially all our revenue from multiple deliverable arrangements consisting of multi-year cloud-based subscription services and professional services, including implementation services and communication services. For arrangements with multiple deliverables, we evaluate whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, we account for each deliverable separately and revenue is recognized for the respective deliverables as they are delivered. If one or more of the deliverables do not have standalone value upon delivery, the deliverables that do not have standalone value are generally combined with our cloud-based subscription service, and revenue for the combined unit is recognized over the remaining term of the cloud-based subscription service.
Our deliverables have standalone value if we or any other vendor sells a similar service separately. We have concluded that we have standalone value for our cloud-based subscription service as we sell these services separately through renewals and for our communication services as other vendors sell similar services separately. Conversely, we have concluded that our implementation services do not have standalone value, as we and others do not yet sell these services separately. Accordingly, we consider the separate units of accounting in our multiple deliverable arrangements to be the communication services and a combined deliverable comprised of cloud-based subscription services and implementation services.
When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling price. Multiple deliverable arrangements accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. Vendor-specific objective evidence, or VSOE, of selling price, based on the price at which the item is regularly sold by the vendor on a standalone basis, should be used if it exists. If VSOE of selling price is not available, third-party evidence, or TPE, of selling price is used to establish the selling price if it exists. If TPE does not exist, we estimate the best estimated selling price, or BESP. VSOE does not currently exist for any of our deliverables. Additionally, we do not believe TPE is a practical alternative due to differences in our cloud-based subscription service compared to other parties and the availability of relevant third-party pricing information for our cloud-based subscription service and our other services. Accordingly, for arrangements with multiple deliverables that can be separated into different units of accounting, we allocate the arrangement fee to the separate units of accounting based on our BESP. The amount of arrangement fee allocated is limited by contingent revenue, if any.
We determine BESP for our deliverables by considering our overall pricing objectives and market conditions. This includes evaluating our pricing practices, our target prices, the size of our transactions, historical sales and our go-to-market strategy. The determination of BESP is made through consultation with and approval by management. For financial statement presentation purposes, we allocate the fees from our combined units of accounting to subscription and professional services based upon their relative selling price.
Costs of Revenue
Cost of revenue consists of the cost of subscription revenue and cost of professional services revenue.
Cost of subscription revenue primarily consists of data fees, employee-related expenses (including salaries, benefits and stock-based compensation) related to hosting costs of our cloud-based service, cost of subcontractors, expenses for service delivery (which includes call center support), allocated overhead, the costs of data center capacity, amortization of internal-use software and depreciation of owned computer equipment and software. Amortization of internal-use software was $0.2 million for the year ended December 31, 2015.
Cost of professional services revenue consists primarily of employee-related expenses associated with these services, the cost of subcontractors and travel costs. The time and costs of our customer implementations vary based on the source and condition of the data we receive from third parties, the configurations that we agree to provide and the size of the customer.
Cash and Cash Equivalents
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less from the date of purchase. Our cash and cash equivalents generally consist of investments in money market funds and U.S. agency obligations. Cash and cash equivalents are stated at fair value.
Marketable Securities
Our marketable securities consist of U.S. agency obligations and U.S. treasury securities, with maturities at the time of purchase of greater than three months. Marketable securities with remaining maturities in excess of one year are classified as noncurrent. We classify our marketable securities as available-for-sale at the time of purchase based on our intent and are recorded at their estimated fair value. Unrealized gains and losses for available-for-sale securities are recorded in other comprehensive loss. We evaluate our investments to assess whether those with unrealized loss positions are other than temporarily impaired. We consider impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely we will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary are determined based on the specific identification method and are reported in other income, net in the consolidated statements of operations.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. We regularly review the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. For all periods presented, the allowance for doubtful accounts was not significant.
Deferred Commissions
Deferred commissions are the incremental costs that are directly associated with the noncancellable portion of cloud-based subscription service contracts with customers and consist of sales commissions paid to our direct sales force. The commissions are deferred and amortized over the noncancellable terms of the related contracts. The deferred commission amounts are recoverable through the future revenue streams under the noncancellable customer contracts. Amortization of deferred commissions is included in sales and marketing expense in the consolidated statements of operations.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective asset as follows:

Software	3–5 years
Computer equipment	3 years
Furniture and equipment	5–7 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives of the improvements

Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of operations for the period realized.
Restricted Cash
Restricted cash consists of a letter of credit related to our leased office space.
Internal-use Software
For our development costs related to our cloud-based service, we capitalize costs incurred during the application development stage. Costs related to preliminary project and post-implementation stages are expensed as incurred. Capitalized software development costs are included as part of property, plant and equipment and are amortized on a straight-line basis over the technology’s estimated useful life, which is generally three years. The amortization expense is recorded as a component of cost of subscription revenue.
We capitalized software development costs totaling $2.6 million and $0.3 million for the years ended December 31, 2015 and 2014, respectively.
Deferred Revenue
Deferred revenue consists of professional services and cloud-based subscription services that have been billed in advance of revenue being recognized. Additionally, deferred revenue consists of professional services that have been billed and delivered but the revenue is being deferred and recognized together with a cloud-based subscription contract as a single unit of accounting. We invoice our customers for our cloud-based subscription services based on the terms of the contract, which can be annual, quarterly or monthly installments. We invoice our customers for our professional services and the first year of communication services generally at contract execution. Deferred revenue that is anticipated to be recognized during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as noncurrent.
Stock-based Compensation
All stock-based compensation to employees is measured based on the grant-date fair value of the awards and recognized in our consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award). We estimate the fair value of stock options granted using the Black-Scholes option valuation model. For restricted stock units, fair value is based on the closing price of our Class B common stock on the grant date. Compensation expense is recognized over the vesting period of the applicable award using the straight-line method.
Compensation expense for non-employee stock options and warrants is calculated using the Black-Scholes option-pricing model and is recorded as the options vest. Options subject to vesting are required to be periodically revalued over their service period, which is generally the same as the vesting period.
Income Taxes
We account for income taxes using the liability method, under which deferred tax assets and liabilities are determined based on the future tax consequences attributable to differences between the financial reporting carrying amounts of existing assets and liabilities and their respective tax bases and tax credit and net operating loss carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.
We assess the likelihood that deferred tax assets will be recovered from future taxable income, and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.
We recognize and measure uncertain tax positions using a two-step approach. The first step is to evaluate the tax position taken or expected to be taken by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Significant judgment is required to evaluate uncertain tax positions. We evaluate our uncertain tax positions on a regular basis. Our evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of audit and effective settlement of audit issues.
Warranties and Indemnification
Our cloud-based service is generally warranted to be performed in a professional manner and in a manner that will comply with the terms of the customer agreements.
Our arrangements generally include certain provisions for indemnifying customers against liabilities if there is a breach of a customer’s data or if our service infringes a third party’s intellectual property rights. To date, we have not incurred any material costs as a result of such indemnifications and have not accrued any liabilities related to such obligations in the financial statements. We have entered into service-level agreements with certain customers warranting defined levels of performance and response and permitting those customers to receive credits for prepaid amounts related to subscription services in the event that we fail to meet those levels. To date, we have not experienced any significant failures to meet defined levels of performance and response as a result of those agreements.
We have also agreed to indemnify our directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by us, arising out of that person’s services as our director or officer or that person’s services provided to any other company or enterprise at our request. We maintain director and officer insurance coverage that would generally enable us to recover a portion of any future amounts paid. We may also be subject to indemnification obligation by law with respect to the actions of our employees under certain circumstances and in certain jurisdictions.
Advertising Expenses
Advertising is expensed as incurred. Advertising expense was $0.4 million, $0.7 million and $0.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Concentrations of Risk and Significant Customers
Our financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities and accounts receivable. Although we deposit our cash with multiple financial institutions, our deposits, at times, may exceed federally insured limits.
We serve our customers and users from outsourced data center facilities located in Colorado and Arizona. We have internal procedures to restore all of our production customer facing services in the event of disasters at the Colorado facility. Procedures utilizing currently deployed hardware, software and services at our disaster recovery location in Arizona allow our cloud-based service to be restored within 48 hours during the implementation of the procedures to restore services.
Revenue from customers representing 10% or more of total revenue for the respective years, is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
Revenue:
Customer A	*	14%	16%
  * Less than 10%
During the years ended December 31, 2015, 2014 and 2013, all of our revenue was generated by customers located in the United States.
Accounts receivable from customers representing 10% or more of total accounts receivable as of the respective dates is summarized as follows:

	As of December 31,
	2015	2014
Accounts Receivable:
Customer B	*	12%
Customer C	19%	19%
 * Less than 10%
Recently Issued and Adopted Accounting Pronouncements
In November 2015, the Financial Accounting Standards Board (FASB) issued a new accounting standard that would require companies and other organizations to include lease obligations on their balance sheets. The guidance will be effective for us beginning January 1, 2019. We are evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, we do not intend to adopt the standard early.
In April 2015, FASB issued new accounting guidance on Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This guidance is intended to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement, primarily to determine whether the arrangement includes a sale or license of software. The guidance will be effective for us beginning January 1, 2016. Early adoption is permitted. We have elected not to early adopt. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.
In May 2014, FASB issued ASU 2014-09 regarding ASC Topic 606, Revenue from Contracts with Customers. The standard provides principles for recognizing revenue for the transfer of promised goods or services to customers with the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, FASB deferred the effective date of the standard for all entities by one year. The standard will become effective for the annual reporting period (including interim reporting periods) beginning after December 15, 2017, and early adoption is permitted as of annual reporting periods (including interim periods) beginning after December 15, 2016. We are evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption. At this point in time, we do not intend to adopt the standard early.